Note 5 - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 5 - Property and Equipment (Details) [Line Items]
Construction in Progress, Gross	$ 80,000	$ 63,000
Depreciation	842,000	853,000
Proceeds from Sale of Property, Plant, and Equipment		28,000
Number of ATM Machines	11
Operating Leases, Rent Expense	412,000	411,000
Construction in Progress [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Number of Company Owned Property	1
Fully Depreciated Property and Equipment [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Number of Company Owned Property		2
Branch Leases [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units		2
Branch Lease 1 [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Lessor Leasing Arrangements, Operating Leases, Renewal Term	5 years
Operating Leases, Number of Lease Renewal Options	2
Branch Lease 2 [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Lessor Leasing Arrangements, Operating Leases, Renewal Term	10 years
Operating Leases, Number of Lease Renewal Options	1
Monthly Expense on ATM Machines [Member]
Note 5 - Property and Equipment (Details) [Line Items]
Operating Leases, Rent Expense	$ 16,000